Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Bonuses	Total Payments
Total	$ 179	$ 330,317	$ 7,977	$ 3,186	$ 341,659
US Gulf of America Project
Total	$ 179	$ 330,317	$ 7,977	$ 3,186	$ 341,659